Loans Receivable, Net - Summary of the Activity in Loans Classified as TDRs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Modifications [Line Items]
Beginning Balance	$ 3,284
New TDR	2,265	$ 10,271
Loss or Foreclosure	0	0
Transferred to Non-accrual	0
Transferred to Held For Sale		(6,987)
Loan Amortization	(13)
Removed from (Taken to) Non-accrual		0
Ending Balance	5,536	3,284
Non-Residential Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Beginning Balance	3,284
New TDR	2,265	10,271
Loss or Foreclosure	0	0
Transferred to Non-accrual	0
Transferred to Held For Sale		(6,987)
Loan Amortization	(13)
Removed from (Taken to) Non-accrual		0
Ending Balance	$ 5,536	$ 3,284